OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Other Long Term Liabilities [Abstract]
Summary of other long-term liabilities
The company’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	Note	2020	2019
Lease liabilities		$362	$327
Pension obligations		75	77
Concession payment liability		11	13
Due to related parties	26	1	2
Other		82	128
		$531	$547